Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Subtotal	¥ 5,711,319		¥ 1,206,823		$ 816,358
Less: accumulated depreciation	(1,454,437)		(625,973)		(207,893)
Property and equipment, net	4,256,882		580,850		608,465
Depreciation expenses	1,007,868	$ 144,061	171,957	¥ 188,276
Motor vehicle
Property and equipment, net
Subtotal	496,185		917,135		70,923
Office equipment
Property and equipment, net
Subtotal	1,133,534		¥ 289,688		162,024
Leasehold improvement
Property and equipment, net
Subtotal	¥ 4,081,600				$ 583,411